Annual Total Returns[BarChart] - Blue Chip Growth Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.46%	18.13%	41.19%	9.14%	11.04%	0.85%	36.21%	1.97%	29.84%	34.37%